Share Repurchase Programs (Details) ¥ in Thousands, shares in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Jan. 09, 2023 USD ($) shares	Nov. 17, 2022 USD ($)	Aug. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share Repurchase Programs
Value of shares repurchased | ¥					¥ 4,791,014		¥ 8,006,226	¥ 12,770,301
American Depositary Shares | 2021 share repurchase program
Share Repurchase Programs
Authorized amount			$ 3,000.0	$ 2,000.0
Share repurchase program period, maximum				24 months
Shares repurchased (in shares) | shares	33.6
Value of shares repurchased	$ 3,000.0
American Depositary Shares | 2021 share repurchase program | Youdao
Share Repurchase Programs
Authorized amount			$ 50.0
Share repurchase program period, maximum			36 months
Shares repurchased (in shares) | shares					2.7	2.7
Value of shares repurchased						$ 22.0
American Depositary Shares | 2022 share repurchase program
Share Repurchase Programs
Authorized amount		$ 5,000.0
Share repurchase program period, maximum		36 months
Shares repurchased (in shares) | shares					7.2	7.2
Value of shares repurchased						$ 644.1